SEGMENTED INFORMATION - Schedule of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 1,692	$ 1,482	$ 3,272	$ 2,974
Property, plant and equipment	80,060		80,060		$ 76,215
Hydroelectric
Disclosure of operating segments [line items]
Revenues	720	682	1,428	1,439
Wind
Disclosure of operating segments [line items]
Revenues	435	424	877	846
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	338	259	636	488
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues	199	113	331	190
Sustainable solutions
Disclosure of operating segments [line items]
Revenues	0	4	0	11
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	396	313	713	653
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	4,873		4,873		4,319
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	55	59	106	125
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	13,381		13,381		12,431
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	269	$ 310	609	$ 661
United States
Disclosure of operating segments [line items]
Property, plant and equipment	38,162		38,162		37,931
Canada
Disclosure of operating segments [line items]
Property, plant and equipment	7,762		7,762		7,116
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	6,761		6,761		5,976
Asia–Pacific
Disclosure of operating segments [line items]
Property, plant and equipment	8,355		8,355		7,550
Other
Disclosure of operating segments [line items]
Property, plant and equipment	$ 766		$ 766		$ 892